Offerings	Mar. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	6.750% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2031 Securities Optional Redemption Period)
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,250,000,000 aggregate principal amount of 6.750% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2031 Securities Optional Redemption Period) and $1,250,000,000 aggregate principal amount of 7.000% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2036 Securities Optional Redemption Period).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	7.000% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2036 Securities Optional Redemption Period)
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,250,000,000 aggregate principal amount of 6.750% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2031 Securities Optional Redemption Period) and $1,250,000,000 aggregate principal amount of 7.000% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2036 Securities Optional Redemption Period).